Annual Operating Expenses {- Fidelity® Growth Strategies Fund} - 11.30 Fidelity Growth Strategies Fund - K PRO-08 - Fidelity® Growth Strategies Fund - Fidelity Growth Strategies Fund-Class K	Jan. 29, 2022
Operating Expenses:
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.45%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.07%
Total annual operating expenses	0.52%